NATURE OF THE BUSINESS	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
NATURE OF THE BUSINESS

NOTE 1 – NATURE OF THE BUSINESS

WinVest (BVI) Ltd. (“WinVest BVI,” or the “Company”) was incorporated in the British Virgin Islands on August 30, 2024 as a wholly-owned subsidiary of WinVest Acquisition Corp. (“WinVest”). The subsidiary was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination (the “Initial Business Combination”) under WinVest. WinVest BVI will survive the proposed merger with Xtribe (described below), which will facilitate the change of WinVest’s place of incorporation from Delaware to the British Virgin Islands. The Company has selected December 31 as its fiscal year end.

Throughout this report, the terms “our,” “we,” “us,” and the “Company” refer to WinVest (BVI).

As of September 30, 2024, the Company had not commenced core operations.

On May 9, 2024, WinVest entered into a Business Combination Agreement (the “Original Business Combination Agreement”), by and among WinVest, WinVest Merger Sub I, LLC, a Delaware limited liability company and wholly owned subsidiary of WinVest, WinVest Merger Sub II, LLC, a Delaware limited liability company and wholly owned subsidiary of WinVest, Xtribe P.L.C., a public limited company incorporated and registered in England and Wales with number 07878011 (“Xtribe PLC”), and Xtribe Group, LLC, a Delaware limited liability company and wholly-owned subsidiary of Xtribe PLC. On September 16, 2024, the Company entered into an Amended and Restated Business Combination Agreement (the “A&R Business Combination Agreement”), by and among WinVest, WinVest BVI, Xtribe PLC and Xtribe (BVI) Ltd., a British Virgin Islands business company registered with company number 2157137 and a wholly-owned subsidiary of Xtribe PLC (together with Xtribe PLC, “Xtribe”), which amends and restates the Original Business Combination Agreement in its entirety.

Going Concern

The accompanying financial statements have been prepared on the basis that the Company will continue as a going concern, which assumes the realization of assets and the satisfaction of liabilities in the normal course of business. As of September 30, 2024, the Company had not commenced any operations. The Company will not generate any operating revenues until after the completion of the Initial Business Combination, at the earliest. The Company’s ability to commence operations is contingent upon consummating a business combination. Based on these circumstances, management has determined that there is substantial doubt about the Company’s ability to continue as a going concern due to the uncertainty of liquidity requirements and the mandatory liquidation date within one year.

NOTE 1 – NATURE OF THE BUSINESS

WinVest Acquisition Corp. (“WinVest,” or the “Company”) was incorporated in the State of Delaware on March 1, 2021. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination (the “Initial Business Combination”) with one or more businesses or entities. On August 30, 2024, WinVest (BVI) LTD was incorporated in the British Virgin Islands (“BVI”) as a wholly owned subsidiary of WinVest. The Company has selected December 31 as its fiscal year end.

Throughout this report, the terms “our,” “we,” “us,” and the “Company” refer to WinVest Acquisition Corp.

As of December 31, 2024, the Company had not commenced core operations. All activity for the period from March 1, 2021 (inception) through December 31, 2024 relates to the Company’s formation, raising funds through the initial public offering (“Initial Public Offering”), which is described below, identifying a target company for an Initial Business Combination and working to consummate an Initial Business Combination with Xtribe (as defined below). The Company will not generate any operating revenues until after the completion of an Initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest on cash and cash equivalents held in the Trust Account, and prior to the liquidation of the money market funds held in the Trust Account in January 2025, the Company generated dividend income on such money market funds.

The registration statement pursuant to which the Company registered its securities offered in the Initial Public Offering was declared effective on September 14, 2021. On September 17, 2021, the Company consummated its Initial Public Offering of 10,000,000 units (the “Units”). Each Unit consists of one share of common stock of the Company, $0.0001 par value per share (the “Common Stock”), one redeemable warrant (the “Public Warrants”), with each Public Warrant entitling the holder thereof to purchase one-half (1/2) of one share of Common Stock at an exercise price of $11.50 per whole share, subject to adjustment, and one Right (the “Rights”), with each Right entitling the holder thereof to receive one-fifteenth (1/15) of one share of Common Stock upon the consummation by the Company of an Initial Business Combination. The Units were sold at an offering price of $10.00 per Unit, generating gross proceeds of $100,000,000 (before underwriting discounts and commissions and offering expenses).

Simultaneously with the consummation of the Initial Public Offering and the issuance and sale of the Units, the Company completed the private sale of 10,000,000 warrants (the “Private Placement Warrants”) at a price of $0.50 per Private Placement Warrant to our sponsor, WinVest SPAC LLC (the “Sponsor”), generating gross proceeds of $5,000,000 (such sale, the “Private Placement”).

Each Private Placement Warrant entitles the holder thereof to purchase one-half of one share of Common Stock at a price of $11.50 per whole share, subject to adjustment. The Private Placement Warrants are identical to the Public Warrants.

On September 23, 2021, the underwriters fully exercised the over-allotment option and purchased an additional 1,500,000 Units (the “Over-Allotment Units”), generating gross proceeds of $15,000,000 on September 27, 2021. Accordingly, no Founder Shares (as defined below) were subject to forfeiture upon exercise of the full over-allotment. Simultaneously with the sale of Over-Allotment Units, the Company consummated a private sale of an additional 900,000 Private Placement Warrants (the “Additional Private Placement Warrants”, and together with the Public Warrants and the Private Placement Warrants, the “Warrants”) to the Sponsor at a purchase price of $0.50 per Private Placement Warrant, generating gross proceeds of $450,000. As of September 27, 2021, a total of $116,150,000 of the net proceeds from the Initial Public Offering and the sale of the Private Placement Warrants and the Additional Private Placement Warrants were deposited in a Trust Account (as defined below) established for the benefit of the Company’s public stockholders.

Following the closing of the Initial Public Offering on September 17, 2021, and the underwriters’ exercise of their over-allotment option in full on September 23, 2021, an aggregate amount of $116,150,000 from the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account in the United States maintained by Continental Stock Transfer & Trust Company (“Continental”), as trustee (the “Trust Account”). The funds held in the Trust Account have, since the Initial Public Offering, been held only in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”) having a maturity of 185 days or less, in money market funds meeting the applicable conditions under Rule 2a-7 promulgated under the Investment Company Act and that invest solely in U.S. treasuries, so that the Company is not deemed to be an investment company under the Investment Company Act, or in cash. To mitigate the risk of the Company being deemed to have been operating as an unregistered investment company (including under the subjective test of Section 3(a)(1)(A) of the Investment Company Act), in January 2025, the Company instructed Continental to liquidate the U.S. government treasury obligations or money market funds held in the Trust Account and thereafter to maintain all funds in the Trust Account in cash in an interest-bearing bank account until the earlier of the consummation of the Company’s Initial Business Combination or its liquidation. Except with respect to interest earned on the funds held in the Trust Account that may be released to pay for the Company’s income or other tax obligations, the proceeds will not be released from the Trust Account until the earlier of the completion of the Initial Business Combination or the redemption of 100% of the outstanding shares of Common Stock issued as part of the Units sold in the Initial Public Offering (the “Public Shares”) if an Initial Business Combination has not been completed in the required time period. Any amounts not paid as consideration to the sellers of the target business may be used to finance operations of the target business.

The Company initially had 15 months from the closing of the Initial Public Offering on September 17, 2021 to consummate the Initial Business Combination. On November 30, 2022, the Company held a special meeting of stockholders, at which the stockholders approved an amendment (the “November 2022 Extension Amendment”) to the Company’s amended and restated certificate of incorporation (as amended, the “Certificate of Incorporation”) to extend the date (the “Termination Date”) by which the Company must consummate an Initial Business Combination from December 17, 2022 (the “Original Termination Date”) to January 17, 2023, and to allow the Company, without another stockholder vote, to elect to extend the Termination Date on a monthly basis for up to five times by an additional one month each time after January 17, 2023, by resolution of the Company’s board of directors, if requested by its Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until June 17, 2023, or a total of up to six months after the Original Termination Date, unless the closing of the Initial Business Combination shall have occurred prior thereto, subject to the deposit by the Sponsor or its affiliates or designees, upon five days’ advance notice prior to the applicable deadline, of $125,000, on or prior to the date of the applicable deadline, for each one-month extension. Any such payments would be made in the form of a non-interest-bearing loan and would be repaid, if at all, from funds released to us upon completion of our Initial Business Combination.

In connection with the vote to approve the November 2022 Extension Amendment, the holders of 9,606,887 Public Shares properly exercised their right to redeem their shares (and did not withdraw their redemption) for cash at a redemption price of approximately $10.20 per share, for an aggregate redemption amount of approximately $98.0 million. Following such redemptions, approximately $19.6 million was left in the Trust Account and 1,893,113 shares remained outstanding.

Following the approval of the November 2022 Extension Amendment, on December 5, 2022, the Company issued an unsecured promissory note in the principal amount of $750,000 (the “First Extension Note”) to the Sponsor, pursuant to which the Sponsor agreed to loan to the Company up to $750,000 in connection with the extension of the Termination Date. Per the terms of the First Extension Note, funds available under such note are not restricted for use for extension payments. The First Extension Note does not bear interest and matures upon the earlier of (a) the closing of an Initial Business Combination and (b) the Company’s liquidation. In the event that the Company does not consummate an Initial Business Combination, the First Extension Note will be repaid only from amounts remaining outside of the Trust Account, if any. Upon the consummation of an Initial Business Combination, the Sponsor may elect to convert any portion or all of the amount outstanding under the First Extension Note into private warrants to purchase shares of the Company’s Common Stock at a conversion price of $0.50 per private warrant. Such private warrants will be identical to the Private Placement Warrants issued to the Sponsor at the time of the Initial Public Offering.

On June 12, 2023, the Company held a second special meeting of stockholders (the “June 2023 Extension Meeting”), at which the stockholders approved, among other things, (i) an amendment (the “June 2023 Extension Amendment”) to the Company’s Certificate of Incorporation to extend the Termination Date from June 17, 2023 to July 17, 2023, and to allow the Company, without another stockholder vote, to elect to extend the Termination Date on a monthly basis for up to five times by an additional one month (or such shorter period as may be requested by the Sponsor) after July 17, 2023, by resolution of the Company’s board of directors, if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until December 17, 2023, or a total of up to six months after June 17, 2023, unless the closing of the Company’s Initial Business Combination shall have occurred prior thereto, and (ii) an amendment (the “Redemption Limitation Amendment”) to eliminate from the Certificate of Incorporation the limitation that the Company may not consummate any business combination unless it has net tangible assets of at least $5,000,001 upon consummation of such business combination. Following stockholder approval of the June 2023 Extension Amendment and the Redemption Limitation Amendment at the June 2023 Extension Meeting, on June 16, 2023, the Company filed the June 2023 Extension Amendment and the Redemption Limitation Amendment with the Delaware Secretary of State.

In connection with the vote to approve the June 2023 Extension Amendment, the holders of 627,684 Public Shares properly exercised their right to redeem their shares (and did not withdraw their redemption) for cash at a redemption price of approximately $10.71 per share, for an aggregate redemption amount of approximately $6,721,795. Following such redemptions, $13,551,331 was left in Trust Account and 1,265,429 Public Shares remained outstanding.

Following the approval of the June 2023 Extension Amendment on June 12, 2023, on June 13, 2023, the Company issued an unsecured promissory note in the principal amount of $390,000 (the “Second Extension Note”) to the Sponsor, pursuant to which the Sponsor agreed to loan to the Company up to $390,000 in connection with the extension of the Termination Date. The Second Extension Note does not bear interest and matures upon the earlier of (a) the closing of an Initial Business Combination and (b) the Company’s liquidation. In the event that the Company does not consummate an Initial Business Combination, the Second Extension Note will be repaid only from amounts remaining outside of the Trust Account, if any. Upon the consummation of an Initial Business Combination, the Sponsor may elect to convert any portion or all of the amount outstanding under the Second Extension Note into private warrants to purchase shares of the Company’s Common Stock at a conversion price of $0.50 per private warrant. Such private warrants will be identical to the Private Placement Warrants issued to the Sponsor at the time of the Initial Public Offering.

On November 30, 2023, the Company held a special meeting of stockholders, at which the stockholders approved, among other things, an amendment to the Company’s Certificate of Incorporation (the “November 2023 Extension Amendment”) to extend the Termination Date from December 17, 2023 to January 17, 2024, and to allow the Company, without another stockholder vote, to elect to extend the Termination Date on a monthly basis for up to five times by an additional one month each time after December 17, 2023, by resolution of the Company’s board of directors, if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until June 17, 2024, or a total of up to six months after December 17, 2023, unless the closing of the Company’s Business Combination shall have occurred prior thereto, by causing $55,000 to be deposited into the Trust Account for each such extension.

In connection with the vote to approve the November 2023 Extension Amendment, the holders of 122,306 shares of Public Shares properly exercised their right to redeem their shares (and did not withdraw their redemption) for cash at a redemption price of approximately $10.81 per share, for an aggregate redemption amount of approximately $1,322,518. Following such redemptions, 1,143,123 Public Shares remained outstanding.

Following the approval of the November 2023 Extension Amendment on November 30, 2023, on December 13, 2023, the Company issued an unsecured promissory note in the principal amount of $330,000 (the “Third Extension Note”) to the Sponsor, pursuant to which the Sponsor agreed to loan to the Company up to $330,000 in connection with the extension of the Termination Date. The Third Extension Note does not bear interest and matures upon the earlier of (a) the closing of an Initial Business Combination and (b) the Company’s liquidation. In the event that the Company does not consummate an Initial Business Combination, the Third Extension Note will be repaid only from amounts remaining outside of the Trust Account, if any.

On June 3, 2024, the Company held a special meeting of stockholders, at which the stockholders approved, among other things, an amendment to the Company’s Certificate of Incorporation (the “June 2024 Extension Amendment”) to extend the Termination Date from June 17, 2024 to July 17, 2024, and to allow the Company, without another stockholder vote, to elect to extend the Termination Date on a monthly basis for up to five times by an additional one month each time after July 17, 2024, by resolution of the Company’s board of directors, if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until December 17, 2024, or a total of up to six months after June 17, 2024, unless the closing of the Company’s Initial Business Combination shall have occurred prior thereto, by causing $30,000 to be deposited into the Trust Account for each such extension.

In connection with the vote to approve the June 2024 Extension Amendment, the holders of 650,790 Public Shares properly exercised their right to redeem their shares (and did not withdraw their redemption) for cash at a redemption price of approximately $11.32 per share, for an aggregate redemption amount of approximately $7,367,204. Following such redemptions, 492,333 Public Shares remained outstanding.

Following the approval of the June 2024 Extension Amendment on June 3, 2024, on June 12, 2024, the Company issued an unsecured promissory note in the principal amount of $180,000 (the “Fourth Extension Note”) to the Sponsor, pursuant to which the Sponsor agreed to loan to the Company up to $180,000 in connection with the extension of the Termination Date. The Fourth Extension Note does not bear interest and matures upon the earlier of (a) the closing of an Initial Business Combination and (b) the Company’s liquidation. In the event that the Company does not consummate an Initial Business Combination, the Fourth Extension Note will be repaid only from amounts remaining outside of the Trust Account, if any.

On December 10, 2024, the Company held a special meeting of stockholders, at which the stockholders approved, among other things, an amendment to the Company’s Certificate of Incorporation (the “December 2024 Extension Amendment”) to extend the Termination Date from December 17, 2024 to January 17, 2025, and to allow the Company, without another stockholder vote, to elect to extend the Termination Date on a monthly basis for up to five times by an additional one month each time after January 17, 2025, by resolution of the Company’s board of directors, if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until June 17, 2025, or a total of up to six months after December 17, 2024, unless the closing of the Company’s Initial Business Combination shall have occurred prior thereto, by causing $30,000 to be deposited into the Trust Account for each such extension.

In connection with the vote to approve the December 2024 Extension Amendment, the holders of 233,555 Public Shares properly exercised their right to redeem their shares (and did not withdraw their redemption) for cash at a redemption price of approximately $12.00 per share, for an aggregate redemption amount of approximately $2,801,498. Following such redemptions, 258,778 Public Shares remained outstanding.

Following the approval of the December 2024 Extension Amendment on December 10, 2024, on December 16, 2024, the Company issued an unsecured promissory note in the principal amount of $180,000 (the “Fifth Extension Note”) to the Sponsor, pursuant to which the Sponsor agreed to loan to the Company up to $180,000 in connection with the extension of the Termination Date. The Fifth Extension Note does not bear interest and matures upon the earlier of (a) the closing of an Initial Business Combination and (b) the Company’s liquidation. In the event that the Company does not consummate an Initial Business Combination, the Fifth Extension Note will be repaid only from amounts remaining outside of the Trust Account, if any.

Through the date of this report, the Company has deposited $1,740,000 into the Trust Account in connection with six drawdowns under the First Extension Note, six drawdowns under Second Extension Note, six drawdowns under the Third Extension Note, six drawdowns under the Forth Extension Note, and three drawdowns under the Fifth Extension Note (collectively the “Extension Notes”) pursuant to the extension of the Termination Date to March 17, 2025. Such amounts will be distributed either to: (i) all the holders of Public Shares upon the Company’s liquidation or (ii) holders of such shares who elect to have their shares redeemed in connection with (a) the vote to approve an extension amendment or (b) the consummation of an Initial Business Combination. As of December 31, 2024 and 2023, $1,680,000 and $1,195,000, respectively, was outstanding under the Extension Notes.

If the Company is unable to consummate an Initial Business Combination by the Termination Date, the Company will, as promptly as possible but not more than ten business days thereafter, redeem 100% of the outstanding Public Shares for a pro rata portion of the funds held in the Trust Account, including a pro rata portion of any interest earned on the funds held in the Trust Account (less taxes payable and up to $100,000 of interest to pay for dissolution expenses), and then seek to dissolve and liquidate. However, the Company may not be able to distribute such amounts as a result of claims of creditors which may take priority over the claims of the public stockholders. In the event of our dissolution and liquidation, the Rights, Public Warrants and Private Placement Warrants will expire and will be worthless.

No compensation of any kind (including finders’, consulting or other similar fees) will be paid to any of the existing officers, directors, stockholders, or any of their affiliates, prior to, or for any services they render in order to effectuate, the consummation of the Initial Business Combination (regardless of the type of transaction that it is). However, such individuals will receive reimbursement for any out-of-pocket expenses incurred by them in connection with activities on the Company’s behalf, such as identifying potential target businesses, performing business due diligence on suitable target businesses and business combinations as well as traveling to and from the offices, plants or similar locations of prospective target businesses to examine their operations. Since the role of present management after the Initial Business Combination is uncertain, the Company has no ability to determine what remuneration, if any, will be paid to those persons after the Initial Business Combination.

Management intends to use any funds available outside of the Trust Account for miscellaneous expenses such as paying fees to consultants to assist the Company with its search for a target business and for director and officer liability insurance premiums, with the balance being held in reserve in the event due diligence, legal, accounting and other expenses of structuring and negotiating business combinations exceed our estimates, as well as for reimbursement of any out-of-pocket expenses incurred by the Company’s insiders, officers and directors in connection with activities as described below.

The allocation of the net proceeds available to the Company outside of the Trust Account, along with the interest earned on the funds held in the Trust Account available to pay for the Company’s income and other tax liabilities, represents the best estimate of the intended uses of these funds. In the event that the Company’s assumptions prove to be inaccurate, the Company may reallocate some of such proceeds within the above-described categories. If the estimate of the costs of undertaking due diligence and negotiating the Initial Business Combination is less than the actual amount necessary to do so, or the amount of interest available to the Company from the Trust Account is insufficient, the Company may be required to raise additional capital, the amount, availability and cost of which is currently unascertainable. In this event, the Company could seek such additional capital through loans or additional investments from the Sponsor or third parties. The Sponsor and/or founding stockholders may, but are not obligated to, loan funds as may be required. Such loans would be evidenced by promissory notes that would either be paid upon consummation of the Initial Business Combination, or, with respect to certain of such notes, at such lender’s discretion, converted upon consummation of the Initial Business Combination into Private Placement Warrants at a price of $0.50 per Private Placement Warrant. However, the Sponsor and/or founding stockholders are under no obligation to loan the Company any funds or invest in the Company. If the Company is unable to obtain the necessary funds, the Company may be forced to cease searching for a target business and liquidate without completing our Initial Business Combination.

The Company will likely use substantially all of the net proceeds of the Initial Public Offering, the Private Placement and the sale of the Additional Private Placement Warrants, including the funds held in the Trust Account, in connection with the Initial Business Combination and to pay for expenses relating thereto, including the deferred underwriting discounts and commissions payable to the underwriters in an amount equal to 3.5% of the total gross proceeds raised in the offering upon consummation of the Initial Business Combination. To the extent that the Company’s capital stock is used in whole or in part as consideration to effect the Initial Business Combination, the proceeds held in the Trust Account which are not used to consummate an Initial Business Combination will be disbursed to the combined company and will, along with any other net proceeds not expended, be used as working capital to finance the operations of the target business. Such working capital funds could be used in a variety of ways including continuing or expanding the target business’ operations or for strategic acquisitions.

To the extent the Company is unable to consummate an Initial Business Combination, the Company will pay the costs of liquidation from the remaining assets outside of the Trust Account. If such funds are insufficient, the Sponsor has agreed to pay the funds necessary to complete such liquidation and has agreed not to seek repayment of such expenses.

On May 9, 2024, the Company entered into a Business Combination Agreement (the “Original Business Combination Agreement”), by and among WinVest, WinVest Merger Sub I, LLC, a Delaware limited liability company and wholly owned subsidiary of WinVest, WinVest Merger Sub II, LLC, a Delaware limited liability company and wholly owned subsidiary of WinVest, Xtribe P.L.C., a public limited company incorporated and registered in England and Wales with number 07878011 (“Xtribe PLC”), and Xtribe Group, LLC, a Delaware limited liability company and wholly-owned subsidiary of Xtribe PLC. On September 16, 2024, the Company entered into an Amended and Restated Business Combination Agreement (the “A&R Business Combination Agreement”), by and among WinVest, WinVest (BVI) Ltd., a British Virgin Islands business company registered with company number 2157117 and a wholly owned subsidiary of WinVest, Xtribe PLC and Xtribe (BVI) Ltd., a British Virgin Islands business company registered with company number 2157137 and a wholly-owned subsidiary of Xtribe PLC (together with Xtribe PLC, “Xtribe”), which amends and restates the Original Business Combination Agreement in its entirety.

Risks and Uncertainties

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury Department”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax. Any share redemption or other share repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise will depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” (Private Investment in Public Entity) or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury Department. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination. The Company will not use the proceeds placed in the Trust Account and the interest earned thereon to pay any excise taxes that may be imposed on it pursuant to any current, pending or future rules or laws, including without limitation any excise tax imposed under the IR Act, on any redemptions or stock buybacks by the Company.

In June 2023, the Company’s stockholders redeemed 627,684 Public Shares for a total of $6,721,795. In November 2023, the Company’s stockholders redeemed 122,306 Public Shares for a total of $1,322,518. In June 2024, the Company’s stockholders redeemed 650,790 Public Shares for a total of $7,367,204. In December 2024, the Company’s stockholders redeemed 233,555 Public Shares for a total of $2,801,498. The Company evaluated the classification and accounting of the stock redemption under Accounting Standards Codification (“ASC”) Topic 450, Contingencies (“ASC 450”). ASC 450 states that when a loss contingency exists the likelihood that the future event will confirm the loss or impairment of an asset or the incurrence of a liability can range from probable to remote. A contingent liability must be reviewed at each reporting period to determine appropriate treatment. The Company evaluated the current status and probability of completing a business combination as of December 31, 2024 and 2023 and determined that a contingent liability should be calculated and recorded. As of December 31, 2024 and 2023, the Company recorded $182,130 and $80,443, respectively, of excise tax liability calculated as 1% of total shares redeemed.

During the second quarter of 2024, the IRS issued final regulations with respect to the timing and payment of the excise tax.

Use of Funds Restricted for Payment of Taxes

In February 2024, the Company withdrew $40,050 of interest and dividend income earned on the Trust Account and received a tax refund of $104,305 that was previously paid with the interest and dividend income earned on the Trust Account. Such amounts were restricted for payment of the Company’s tax liabilities as provided in the Company’s charter. During the first quarter of 2024, approximately $90,000 of these funds were inadvertently used for the payments of general operating expenses. The Sponsor replenished $90,000 to the Company’s operating account in the form of a working capital loan.

During the second quarter of 2024, approximately $174,000 of interest and dividend income earned on the Trust Account was withdrawn and inadvertently used for the payments of general operating expenses. The Company’s initial business combination target, Xtribe, has agreed to replenish the Company’s operating account for approximately $174,000.

Going Concern

As of December 31, 2024, the Company had $566 in its operating bank account and a working capital deficit of $5,813,265. The Company’s liquidity needs prior to the consummation of the Initial Public Offering have been satisfied through proceeds from advances from a related party, the Sponsor, and from the issuance of Common Stock. Subsequent to the consummation of the Initial Public Offering, liquidity has been satisfied through the net proceeds from the consummation of the Initial Public Offering, the proceeds from the Sponsor’s purchase of Private Placement Warrants held outside of our Trust Account and loans from the Sponsor. For the year ended December 31, 2024, the Company had a net loss of $2,231,950 and expenses from operating activities were $2,572,890, mainly due to costs associated with professional services, including legal, financial reporting, accounting and auditing compliance expenses. The Company intends to use the funds held outside the Trust Account, in addition to additional funds that the Company may borrow under the March 2021 Promissory Note (as defined below), the October 2023 Promissory Note (as defined below) and the January 2025 Promissory Note (as defined below), primarily to pay corporate filing and compliance expenses, identify and evaluate target businesses, perform business due diligence on prospective target businesses, travel to and from the offices, plants or similar locations of prospective target businesses or their representatives or owners, review corporate documents and material agreements of prospective target businesses and structure, negotiate and complete an Initial Business Combination. Per the terms of the Extension Notes, funds available under such notes are not restricted for use for extension payments. The Company believes it will need to access additional liquidity in order to consummate an Initial Business Combination.

The accompanying financial statements have been prepared on the basis that the Company will continue as a going concern, which assumes the realization of assets and the satisfaction of liabilities in the normal course of business. As of December 31, 2024, the Company had not commenced any operations. All activity for the period from March 1, 2021 (inception) through December 31, 2024 relates to the Company’s formation and the Initial Public Offering. All activity for the year ended December 31, 2024 relates to identifying a target company for a business combination. The Company will not generate any operating revenues until after the completion of the Initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering. The Company’s ability to commence operations is contingent upon consummating a business combination. Management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, although substantially all of the net proceeds are intended to be applied generally toward consummating a business combination. Although management has been successful to date in raising necessary funding, there can be no assurance that any required future financing can be successfully completed. Additionally, the Company does not currently have sufficient working capital. Furthermore, the Company’s ability to consummate an Initial Business Combination within the contractual time period is uncertain. The Company currently has until March 17, 2025, which can be extended to June 17, 2025, assuming the extension requirements are met, to consummate the Initial Business Combination. The Company will not be able to consummate an Initial Business Combination by March 17, 2025. Based on these circumstances, management has determined that there is substantial doubt about the Company’s ability to continue as a going concern due to the uncertainty of liquidity requirements and the mandatory liquidation date within one year.

Xtribe PLC [Member]
Restructuring Cost and Reserve [Line Items]
NATURE OF THE BUSINESS

NOTE 1 – NATURE OF THE BUSINESS

XTRIBE P.L.C, a UK Corporation, including its wholly owned subsidiaries (collectively referred to as the “Company”) operates in the sector of mobile application operations. It provides an internally developed smartphone application for the sale, purchase, and rent of new and second-hand objects and services for users with an active geolocation tool which locates all potential customers within the specified geographic target. The application offers both a free version and a paid version, the latter designed for sellers and professionals with above-average needs.

The Company is focused on the improvement of customer awareness, the development of commercial network, and the refinement of the sales process, with plans to expand its current operations in the Italian market to the United States of America and other selected markets in the near future.

The Company was originally registered as a private limited company in the United Kingdom as MEC FOOD (UK) LTD on December 12, 2011. On May 12, 2014, the Company changed its name to XTRIBE Limited. On April 30, 2016, the Company was registered as a public limited company and changed its name to XTRIBE P.L.C.

On March 17, 2017, the Company formed a wholly owned subsidiary, XTRIBE USA Corp. in the state of Delaware. This corporation is responsible for operations in the United States.

On March 9, 2018, the Company formed a wholly owned subsidiary, XTRIBE SUISSE SA (“Xtribe Swiss”) in Switzerland. This corporation is responsible for operations in Switzerland.

On June 5, 2018, the Company acquired 100% of the equity interests in X-SOLUTION S.R.L. This corporation is responsible for operations in Italy.

On December 21, 2021, the Company formed a wholly owned subsidiary, XTRIBE Balkan SHPK (“Xtribe Balkan”) in Albania. This corporation serves as a call center to provide services related to business activities.

In January 2023 the Company entered negotiations to merge with a US Special Purpose Acquisition Company (the “SPAC”).

On March 22, 2023 Xtribe Group LLC, which is wholly owned and a direct subsidiary of the Company, was formed in Delaware. The purpose of Xtribe Group LLC is to consummate a business combination with the SPAC in the United States.

As part of the merger transaction with the SPAC, the Company’s stockholders voted unanimously to dissolve Xtribe Swiss and Xtribe Balkan and to strike-off Xtribe PLC. Xtribe Balkan was dissolved in December 2023. On July 19, 2024, the Swiss authorities approved the dissolution request of Xtribe Swiss, with the official dissolution anticipated to be completed within 60 days. The strike-off of Xtribe PLC is expected to take place in 2025.

On May 9, 2024 the Company and Winvest Acquisition Corporation, a publicly traded special purpose acquisition company, announced that they have entered into a definitive business combination agreement with respect to a proposed business combination that is expected to result in the combined company becoming publicly listed on Nasdaq upon the closing of the transaction. Upon closing, the combined company will be renamed “Xtribe Holdings Inc.”

NOTE 1 – NATURE OF THE BUSINESS

XTRIBE P.L.C, a UK Corporation, including its wholly owned subsidiaries (collectively referred to as the “Company”) operates in the sector of mobile application operations. It provides an internally developed smartphone application for the sale, purchase, and rent of new and second-hand objects and services for users with an active geolocation tool which locates all potential customers within the specified geographic target. The application offers both a free version and a paid version, the latter designed for sellers and professionals with above-average needs.

The Company is focused on the improvement of customer awareness, the development of commercial network, and the refinement of the sales process, with plans to expand its current operations in the Italian market to the United States of America and other selected markets in the near future.

The Company was originally registered as a private limited company in the United Kingdom as MEC FOOD (UK) LTD on December 12, 2011. On May 12, 2014, the Company changed its name to XTRIBE Limited. On April 30, 2016, the Company was registered as a public limited company and changed its name to XTRIBE P.L.C.

On March 17, 2017, the Company formed a wholly owned subsidiary, XTRIBE USA Corp. in the state of Delaware. This corporation is responsible for operations in the United States.

On March 9, 2018, the Company formed a wholly owned subsidiary, XTRIBE SUISSE SA (“Xtribe Swiss”) in Switzerland. This corporation is responsible for operations in Switzerland.

On June 5, 2018, the Company acquired 100% of the equity interests in X-SOLUTION S.R.L. This corporation is responsible for operations in Italy.

On December 21, 2021, the Company formed a wholly owned subsidiary, XTRIBE Balkan SHPK (“Xtribe Balkan”) in Albania. This corporation serves as a call center to provide services related to business activities.

In January 2023 the Company entered negotiations to merge with a US Special Purpose Acquisition Company (the “SPAC”).

On March 22, 2023 Xtribe Group LLC, which is wholly owned and a direct subsidiary of the Company, was formed in Delaware. The purpose of Xtribe Group LLC is to consummate a business combination with the SPAC in the United States.

As part of the merger transaction with the SPAC, the Company’s stockholders voted unanimously to dissolve Xtribe Swiss and Xtribe Balkan and to strike-off Xtribe PLC. Xtribe Balkan was dissolved in December 2023. On July 19, 2024, the Swiss authorities approved the dissolution request of Xtribe Swiss, with the official dissolution anticipated to be completed within 60 days. The strike-off of Xtribe PLC is expected to take place in 2025.